Stock Based Compensation	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Stock Based Compensation
Stock Based Compensation
We are authorized to issue up to 12.4 million shares of our common stock under our stock based employee and non-employee compensation plans.
Cash flows resulting from tax deductions in excess of recognized compensation cost from the exercise of stock options (excess tax benefits) were not significant in any period presented.
Fixed Stock Option Plans
We had options outstanding under five fixed stock option plans as of December 31, 2010. Additional grants may be made under one of those plans. Stock option awards granted under our stock based employee and non-employee compensation plans generally vest over five years at 20% per year and have contractual lives of ten years. Our most recent annual grant of stock options was in February 2008. The exercise price for stock option grants is set at the fair value of our common stock on the day of grant.
On June 7, 2010, we completed a one-time stock option exchange program, which was approved by our shareholders at our annual meeting, to allow the majority of our employees to surrender for cancellation their outstanding stock options in exchange for a lesser number of restricted stock units (“RSUs”) based on both the fair value of the options and the RSUs at the time of the exchange. As a result of the program, 4.4 million options were surrendered and cancelled and 1.2 million RSUs were granted.
The total compensation cost for the new RSUs, which is equal to the unamortized compensation expense associated with the related eligible unvested options surrendered, will be recognized over the applicable vesting period of the new RSUs. As the fair value of the RSUs granted was less than the fair value of the eligible options surrendered in exchange for the RSUs, each measured on June 7, 2010, there was no incremental expense recognized through the exchange program. The most significant assumption used in estimating the fair value of the surrendered options was the assumption for expected volatility, which was 70%. The volatility assumption was made based on both historical experience and our best estimate of future volatility. The assumption for dividend yield was 5% while the assumptions for expected term and risk-free rate varied based upon the remaining contractual lives of the surrendered options.
The following table summarizes transactions under our stock option plans as of December 31, 2010:

		2010
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value (1) (in Millions)
Outstanding, beginning of year	6,473,388	$27.96
Surrendered for exchange	(4,421,648)	$27.97
Exercised	—	$—
Forfeited	(14,596)	$27.88
Expired	(256,345)	$21.77
Outstanding, end of year	1,780,799	$28.82	4.71	$—
Options exercisable, end of year	1,305,583	$29.18	3.95	$—

(1)	Although this amount changes continuously based upon the market prices of the stock, none of the exercisable options outstanding had any pre-tax intrinsic value as of December 31, 2010.

Options granted in the year ended December 31, 2008 had a weighted average fair value per option of $1.76. As of December 31, 2010, there was $47,000 of total unrecognized compensation expense related to stock options granted under the plans, which is expected to be recognized over a weighted average remaining period of 1.8 years. The total intrinsic value of options exercised during the year ended December 31, 2008 was approximately $898,000. Compensation expense recognized for fixed stock option plans was $820,000, $2.6 million and $3.9 million for the years ended December 31, 2010, 2009 and 2008, respectively. The weighted average grant date fair value of options vested during the years ended December 31, 2010, 2009 and 2008 was $2.6 million, $3.0 million and $2.6 million, respectively.
The fair values of the options were determined using the Black-Scholes option-pricing model with the following assumptions:

2008
Dividend yield	6.75%
Volatility	20.0%
Risk-free interest rate	2.79%
Expected life	5 years
The risk free interest rate assumption is based upon observed interest rates appropriate for the term of our employee stock options. The dividend yield assumption is based on the history of and our present expectation of future dividend payouts. Our computation of expected volatility for the valuation of stock options granted in the year ended December 31, 2008 is based on historic, and our present expectation of future volatility over a period of time equal to the expected term. The expected life of employee stock options represents the weighted average period the stock options are expected to remain outstanding.
Restricted Stock Units
Under our 2005 Long-Term Incentive Plan and our 2005 Non-Employee Directors Compensation Plan approved by our shareholders in April 2005, RSUs may be granted to non-employee directors, executive officers and selected management employees. An RSU is economically equivalent to one share of our common stock. RSUs generally vest 20% per year over five years, have contractual lives of five years and are payable in shares of our common stock with a new share of such common stock issued upon each RSU’s vesting. However, RSUs granted to existing non-employee directors vest 100% over one year, and have contractual lives of one year. Also, RSUs granted on June 7, 2010 in exchange for stock options will vest, depending on the original terms of the surrendered options, in either June 2012 or June 2013. We recognize the value of the granted RSUs over this vesting period as expense.
The following table summarizes transactions for our RSUs, excluding dividend equivalents, for 2010:

Restricted Stock Units	Number of RSUs	Weighted Average Grant Date Fair Value
RSUs at December 31, 2009	1,683,606	$12.23
Granted	2,203,063	$10.86
Vested	(455,765)	$13.75
Forfeited	(52,065)	$10.99
RSUs at December 31, 2010	3,378,839	$11.15
Compensation cost recognized for RSUs totaled $9.0 million, $7.3 million and $4.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

As of December 31, 2010, there was $12.6 million of total unrecognized compensation expense related to nonvested RSUs granted under the Plan, which is expected to be recognized over a weighted average period of 3.5 years.